Investments In Affiliated Companies, Partnership And Other Companies (Income Statement Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments In Affiliated Companies, Partnerships And Other Companies [Abstract]
Revenues	$ 385,792	$ 402,438	$ 476,286
Gross profit	102,730	117,222	137,228
Net income	$ 27,596	$ 38,131	$ 36,728